Premises, Furniture, and Equipment (Schedule Of Premises, Furniture And Equipment) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Property, Plant and Equipment [Line Items]
Land	$ 7,948	$ 7,878
Buildings and Improvements	43,706	41,850
Furniture and Equipment	19,584	19,944
Total Premises, Furniture and Equipment	71,238	69,672
Less: Accumulated Depreciation	(34,684)	(31,966)
Total	$ 36,554	$ 37,706